Financial instruments - Summary of Impairment Losses on Financial Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets, impairment	$ 140	$ 95	$ 72
Loan receivables and commitments in the financial services segment
Disclosure of detailed information about financial instruments [line items]
Financial assets, impairment	119	56	42
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, impairment	19	31	26
Payment cycle receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, impairment	2	5	5
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, impairment		$ 3	(1)
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets, impairment	$ 0		$ 0